CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Warrant Member	Contributed Surplus Member	Noncontrolling Interest	Foreign Exchange Translation Reserve Member	Retained Earnings (Accumulated Deficit)	Class A Common Stock Shares Member	Class B Common Stock Shares Member
Balance, shares at Dec. 31, 2020		6,749,109	0				72	19,161,620
Balance, amount at Dec. 31, 2020	$ 36,308,583	$ 4,968,958	$ 18,792,590	$ 0	$ 207,797	$ (90,868,888)	$ 151,588	$ 103,056,538
Statement [Line Items]
Shares issued, shares								15,480,462
Shares issued, amount	38,341,407	$ 0	0	0	0	0	0	$ 38,341,407
Share-based payments, shares		100,000						1,462,558
Share-based payments, amount	7,443,931	$ 98,513	3,594,006	0	0	0	0	$ 3,751,412
Share cancellation, shares								(156,278)
Share cancellation, amount	0	$ 0	0	0	0	0	0	$ 0
Lucid acquisition, shares		112,162						4,502,392
Lucid acquisition, amount	7,290,731	$ 70,563	196,436	0	0	0	0	$ 7,023,732
Warrants expired, shares		(4,476)
Warrants expired, amount	0	$ (617)	617	0	0	0	0	0
Comprehensive loss for the year	(35,253,614)	$ 0	0	0	31,815	(35,285,429)	$ 0	$ 0
Balance, shares at Dec. 31, 2021		6,956,795					72	40,450,754
Balance, amount at Dec. 31, 2021	54,131,038	$ 5,137,417	22,583,649	0	239,612	(126,154,317)	$ 151,588	$ 152,173,089
Statement [Line Items]
Share-based payments, shares								158,144
Share-based payments, amount	1,531,258	0	1,361,758	0	0	0	0	$ 169,500
Share cancellation, shares								(504,888)
Share cancellation, amount	0	$ 0	1,752,090	0	0	0	0	$ (1,752,090)
Warrants expired, shares		(474,702)
Warrants expired, amount	0	$ (2,995,017)	2,995,017	0	0	0	0	0
Comprehensive loss for the year	(23,193,839)	0	0	0	412,989	(23,606,828)	0	$ 0
Share repurchase, shares								(1,999,800)
Share repurchase, amount	(1,926,237)	0	0	0	0	5,596,880	0	$ (7,523,117)
PSUs converted to shares, shares								400,000
PSUs converted to shares, amount	0	$ 0	(191,590)		0	0	$ 0	$ 191,590
Balance, shares at Dec. 31, 2022		6,482,093					72	38,504,210
Balance, amount at Dec. 31, 2022	$ 30,542,220	$ 2,142,400	28,500,924	0	652,601	(144,164,265)	$ 151,588	$ 143,258,972
Statement [Line Items]
Share-based payments, shares	36,086							36,086
Share-based payments, amount	$ 2,462,712	$ 0	2,410,010	16,702	0	0	0	$ 36,000
Warrants expired, shares		(133,050)
Warrants expired, amount		$ (791,807)	791,807	0	0	0	0	0
Comprehensive loss for the year	(18,465,848)	0	0	(328,409)	(235,260)	(17,902,179)	0	$ 0
Share repurchase, shares								(1,904,700)
Share repurchase, amount	(2,957,816)	0	0	0	0	4,207,540	0	$ (7,165,356)
PSUs converted to shares, shares								2,720,104
PSUs converted to shares, amount		0	(1,464,000)	0	0	0	0	$ 1,464,000
Initial recognition of non-controlling interests	(65,050)	0	0	(24,467)	0	(40,583)	0	$ 0
Plan of arrangement, shares								23
Plan of arrangement, amount	$ 34	0	0	8,673	0	(8,673)	34	$ 0
Share options exercised, shares	21,000							21,000
Share options exercised, amount	$ 20,247	$ 0	(13,000)	0	0	0	0	$ 33,247
Warrants issued, shares		3,975,000
Warrants issued, amount	1,372,763	$ 1,372,763	0	0	0	0	$ 0	$ 0
Balance, shares at Dec. 31, 2023		10,324,043					72	39,376,723
Balance, amount at Dec. 31, 2023	$ 12,909,262	$ 2,723,356	$ 30,225,741	$ (327,501)	$ 417,341	$ (157,908,160)	$ 151,622	$ 137,626,863